Income Taxes (Summary of Deferred Income Tax Assets (Liabilities)) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	$ 276	$ 401
Deferred income tax liabilities	3,666	3,539
Deferred income tax expense recognized in net earning	250	31
Asset retirement obligations and accrued environmental costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	410	411
Deferred income tax expense recognized in net earning	1	(11)
Tax loss and other carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	164	334
Deferred income tax expense recognized in net earning	170	9
Pension and other post-retirement benefits liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	141	96
Deferred income tax expense recognized in net earning	(48)	5
Long term debt [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	82	88
Deferred income tax expense recognized in net earning	6	10
Lease Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	313	304
Deferred income tax expense recognized in net earning	(9)	(1)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	102	99
Deferred income tax expense recognized in net earning	(3)	10
Receivables [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	66	63
Deferred income tax expense recognized in net earning	(3)	(13)
Payables and accrued charges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	102	102
Deferred income tax expense recognized in net earning	0	(6)
Other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	7	1
Deferred income tax expense recognized in net earning	(6)	0
Loss Carry Forward [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	3,390	3,138
Deferred income tax expense recognized in net earning	(250)	(31)
Property plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	4,622	4,470
Deferred income tax expense recognized in net earning	152	63
Goodwill and other intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	115	137
Deferred income tax expense recognized in net earning	(22)	(34)
Other liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax liabilities	40	29
Deferred income tax expense recognized in net earning	$ 12	$ (1)